AMERICAN CENTURY INVESTMENT TRUST | SHORT DURATION STRATEGIC INCOME FUND

American Century Investment Trust Prospectus Supplement Short Duration Strategic Income Fund
Supplement dated December 1, 2018 ■ Prospectus dated August 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY INVESTMENT TRUST - SHORT DURATION STRATEGIC INCOME FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	[1]	0.60%	0.50%	0.40%	0.60%	0.60%	0.60%	0.40%	0.35%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		0.64%	0.54%	0.44%	0.89%	1.64%	1.14%	0.44%	0.39%
Fee Waiver or Reimbursement	[2],[3]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Net Expenses (as a percentage of Assets)		0.52%	0.42%	0.32%	0.77%	1.52%	1.02%	0.32%	0.27%
[1]	3 The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.
[2]	4 The advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver fluctuates depending on the fund’s daily allocation to other American Century funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.
[3]	5 The advisor also agreed to waive an additional 0.09 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Trustees.

Expense Example - AMERICAN CENTURY INVESTMENT TRUST - SHORT DURATION STRATEGIC INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	53	187	332	754
I CLASS	43	155	277	632
Y CLASS	33	123	221	509
A CLASS	302	485	683	1,254
C CLASS	155	500	868	1,902
R CLASS	104	344	604	1,343
R5 CLASS	33	123	221	509
R6 CLASS	28	107	193	447